UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Lubar & Co., Incorporated

Address:   700 North Water Street, Suite 1200
           Milwaukee, WI 53202


Form 13F File Number: 028-14255


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David Kuehl
Title:  Secretary
Phone:  414-291-9000

Signature,  Place,  and  Date  of  Signing:

/s/ David Kuehl                    Milwaukee, WI                      2/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              45

Form 13F Information Table Value Total:  $      110,357
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                                    VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
Crosstex Energy, Inc.                    COM            22765Y104 25,426,207 2,011,567 SH       DEFINED                0      X    0
Crosstex Energy, Inc.                    COM            22765Y104  6,768,353   535,471 SH       SOLE                   X      0    0
Approach Resources, Inc.                 COM            03834A103 27,075,758   920,631 SH       SOLE                   X      0    0
Approach Resources, Inc.                 COM            03834A103  2,118,255    72,025 SH       DEFINED                0      X    0
Bank of Montreal                         COM            571837103  4,305,362    78,551 SH       DEFINED                0      X    0
Google Inc.                              COM            38259P508    775,080     1,200 SH       DEFINED                0      X    0
Rockwell Automation Inc.                 COM            773903109    440,220     6,000 SH       DEFINED                0      X    0
Cogdell Spencer Inc.                     COM            19238U107  4,250,000 1,000,000 SH       SOLE                   X      0    0
Cogdell Spencer Inc.                     COM            19238U107     72,029    16,948 SH       DEFINED                0      X    0
Hallador Energy Company                  COM            40609P105 27,691,642 2,788,685 SH       SOLE                   X      0    0
Star Gas Partners L.P.                   UNIT           85512C105    974,000   200,000 SH       SOLE                   X      0    0
Fidelity National Information Services,  COM            31620M106      6,488       244 SH       DEFINED                0      X    0
Inc.
3M Company                               COM            88579Y101    302,483     3,701 SH       SOLE                   X      0    0
Abbott Laboratories                      COM            002824100    334,569     5,950 SH       SOLE                   X      0    0
ABB Ltd.                                 ADR            000375204    275,671    14,640 SH       SOLE                   X      0    0
AstraZeneca PLC                          ADR            046353108    303,755     6,562 SH       SOLE                   X      0    0
China Mobile Limited                     ADR            16941M109    292,783     6,038 SH       SOLE                   X      0    0
Roche Holding AG                         ADR                         300,360     7,059 SH       SOLE                   X      0    0
Tata Motors Ltd.                         ADR            876568502    307,462    18,193 SH       SOLE                   X      0    0
Total S.A.                               ADR            89151E109    320,766     6,276 SH       SOLE                   X      0    0
Vodafone Group PLC                       ADR            92857W209    322,289    11,498 SH       SOLE                   X      0    0
AT&T Inc.                                COM            00206R102    311,926    10,315 SH       SOLE                   X      0    0
Chevron Corporation                      COM            166764100    331,010     3,111 SH       SOLE                   X      0    0
The Chubb Corporation                    COM            171232101    341,739     4,937 SH       SOLE                   X      0    0
The Coca Cola Company                    COM            191216100    304,789     4,356 SH       SOLE                   X      0    0
Colgate-Palmolive Company                COM            194162103    313,849     3,397 SH       SOLE                   X      0    0
Du Pont E I De Nemours & Co              COM            263534109    289,284     6,319 SH       SOLE                   X      0    0
Emerson Electric Co.                     COM            291011104    305,258     6,552 SH       SOLE                   X      0    0
Exelon Corporation                       COM            30161N101    315,473     7,274 SH       SOLE                   X      0    0
Exxon Mobil Corporation                  COM            30231G102    350,991     4,141 SH       SOLE                   X      0    0
General Electric Company                 COM            369604103    342,977    19,150 SH       SOLE                   X      0    0
HCP, Inc.                                COM            40414L109    345,360     8,336 SH       SOLE                   X      0    0
Illinois Tool Works Inc.                 COM            452308109    305,577     6,542 SH       SOLE                   X      0    0
Intel Corporation                        COM            458140100    361,228    14,896 SH       SOLE                   X      0    0
Johnson & Johnson                        COM            478160104    303,570     4,629 SH       SOLE                   X      0    0
Kimberly-Clark Corporation               COM            494368103    332,050     4,514 SH       SOLE                   X      0    0
Kraft Foods Inc.                         COM            50075N104    328,357     8,789 SH       SOLE                   X      0    0
McDonald's Corp.                         COM            580135101    330,788     3,297 SH       SOLE                   X      0    0
Medtronic, Inc.                          COM            585055106    335,451     8,770 SH       SOLE                   X      0    0
Microsoft Corporation                    COM            594918104    297,476    11,459 SH       SOLE                   X      0    0
Terra Nitrogen Company, LP               COM            881005201    258,790     1,544 SH       SOLE                   X      0    0
The Procter & Gamble Company             COM            742718109    319,274     4,786 SH       SOLE                   X      0    0
United Parcel Service, Inc.              COM            911312106    332,502     4,543 SH       SOLE                   X      0    0
United Technologies Corporation          COM            913017109    299,157     4,093 SH       SOLE                   X      0    0
Verizon Communications Inc.              COM            92343V104    336,246     8,381 SH       SOLE                   X      0    0


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